SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH
Restricted cash	$ 52	$ 52
Other Short-term Investments	550
Investment two [Member]
SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH
Short term bank deposit	$ 498
Maturity date	Mar. 07, 2016
Annual interest	70.00%